Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Assets Available for Benefits Per the Financial Statements to From 5500 (Detail) - EBP 007 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Assets Available for Benefits per Financial Statements	$ 7,389,224,192	$ 6,439,235,117
Deemed Distributions	(553,900)	(3,752,882)
Net Assets Available for Benefits per Form 5500	$ 7,388,670,292	$ 6,435,482,235